SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING
14.	SEGMENT REPORTING

The Company’s chief operating decision maker is its chief executive officer who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance, and allocating resources. The Company’s chief operating decision maker reviews segment performance and allocates resources based upon revenues and expenses. As the Company has only one reportable segment, revenues and expenses are reported only on a consolidated basis. The measure of segment assets is reported in the balance sheet as total consolidated assets.

The following table presents selected financial information about revenues, expenses and net loss for the three and nine months ended September 30, 2025 and 2024 for the Company’s one reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenues:
Hardware	$3,768	$7,713	$11,908	$17,115
Software	4,319	5,612	8,667	10,222
Services	706	894	2,436	2,226
Total revenues	8,793	14,219	23,011	29,563
Cost of goods sold
Hardware	2,665	5,545	8,010	12,563
Software	1,081	1,665	2,520	3,509
Services	501	329	1,375	1,072
Excess and obsolete	47	318	227	322
Total cost of goods sold	4,294	7,857	12,132	17,466
Gross profit	4,499	6,362	10,879	12,097
Operating expenses:
Research and development	266	165	580	915
Software engineering	452	288	1,156	916
Platform engineering	850	586	2,201	2,256
Sales	2,110	1,681	5,954	6,086
General and administrative	3,385	2,035	11,159	10,772
Marketing and business development	2,104	1,449	5,938	5,325
International sales	126	134	398	721
Total operating expenses	9,293	6,338	27,386	26,991
Loss from operations	(4,794)	24	(16,507)	(14,894)
Other (expense) income:
Interest expense	(306)	(596)	(1,109)	(2,235)
Other income (expense), net	78	368	148	18
Gain on change in fair value of convertible debt	(1,148)	—	(623)	—
Loss on extinguishment of debt	—	—	—	(52)
Loss before income taxes	(6,170)	(204)	(18,091)	(17,163)
Income tax expense (benefit)	(1)	—	12	34
Segment net loss	$(6,169)	$(204)	$(18,103)	$(17,197)

13.	SEGMENT REPORTING

The Company’s chief operating decision maker is its chief executive officer who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance, and allocating resources. The Company’s chief operating decision maker reviews segment performance and allocates resources based upon revenues and expenses. As the Company has only one reportable segment, revenues and expenses are reported only on a consolidated basis. The measure of segment assets is reported in the balance sheet as total consolidated assets.

The following table presents selected financial information about revenues, expenses and net loss for the years ended December 31, 2024 and 2023 for the Company’s one reportable segment:

	Year Ended December 31,
	2024	2023
Revenues:
Hardware	$21,991	$27,461
Software	12,857	13,229
Services	3,250	3,232
Total revenues	38,098	43,922
Cost of goods sold
Hardware	15,950	19,741
Software	5,025	5,545
Services	1,152	779
Other	402	963
Total cost of goods sold	22,529	27,028
Gross profit	15,569	16,894
Operating expenses:
Research and development	849	402
Software engineering	1,158	1,054
Platform engineering	2,886	2,762
Sales	8,370	7,225
General and administrative	12,419	6,710
Marketing and business development	6,712	4,722
International sales	833	951
Other operating expenses	—	1,683
Total operating expenses	33,227	25,509
Loss from operations	(17,658)	(8,615)
Other (expense) income:
Interest expense	(2,815)	(2,900)
Other income (expense), net	43	23
Loss on extinguishment of debt	(359)	(1,541)
Loss before income taxes	(20,789)	(13,033)
Income tax expense	34	3
Segment net loss	$(20,823)	$(13,036)